UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
VT Floating-Rate Income Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2023
Eaton Vance
VT Floating-Rate Income Fund

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Jeffrey R. Hesselbein, CFA and Michael J. Turgel, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	5.38%	8.72%	2.61%	2.88%
ADV Class at NAV	04/15/2014	05/02/2001	5.50	8.99	2.87	3.12
Institutional Class at NAV	05/02/2016	05/02/2001	5.73	9.42	3.14	3.34

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	6.48%	10.71%	4.13%	4.06%
% Total Annual Operating Expense Ratios[3]	Initial Class	ADV Class	Institutional Class
	1.17%	0.92%	0.67%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Fund Profile

Top 10 Issuers (% of total investments)[1]
Univision Communications, Inc.	0.9%
Asurion, LLC	0.8
Epicor Software Corporation	0.8
Carnival Corporation	0.8
Quikrete Holdings, Inc.	0.8
Applied Systems, Inc.	0.8
American Airlines, Inc.	0.8
Finastra USA, Inc.	0.7
CDK Global, Inc.	0.7
Ultimate Software Group, Inc. (The)	0.7
Total	7.8%
Credit Quality (% of bonds, loans and asset-backed securities)[2]
Top 10 Industries (% of total investments)[1]
Software	15.6%
Chemicals	4.9
Hotels, Restaurants & Leisure	4.7
Health Care Providers & Services	4.6
IT Services	4.4
Machinery	4.4
Capital Markets	3.3
Specialty Retail	2.8
Commercial Services & Supplies	2.8
Insurance	2.6
Total	50.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expense
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Initial Class	$1,000.00	$1,053.80	$5.86	1.15%
ADV Class	$1,000.00	$1,055.00	$4.59	0.90%
Institutional Class	$1,000.00	$1,057.30	$3.32	0.65%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.09	$5.76	1.15%
ADV Class	$1,000.00	$1,020.33	$4.51	0.90%
Institutional Class	$1,000.00	$1,021.57	$3.26	0.65%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.8%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	$1,000	$ 967,292
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.09%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	903,224
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.599%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	918,537
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.239%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	1,000	907,869
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 12.068%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	1,000	960,051
OCP CLO, Ltd.:
Series 2022-24A, Class D, 8.849%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	1,000	931,614
Series 2022-24A, Class E, 12.469%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	2,000	1,835,054
Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 11.879%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	889,792
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.973%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	2,000	1,832,448
RAD CLO 11, Ltd., Series 2021-11A, Class E, 11.51%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	2,000	1,935,238
Wellfleet CLO, Ltd.:
Series 2022-1A, Class D, 9.126%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	927,445
Series 2022-1A, Class E, 12.846%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	3,000	2,684,079
Series 2022-2A, Class E, 13.542%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	500	484,745
Total Asset-Backed Securities (identified cost $17,351,923)		$ 16,177,388

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.0%(3)
IAP Worldwide Services, LLC(4)(5)(6)	24	$ 102,288
		$ 102,288
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	13,507	$ 194,523
Phoenix Services International, LLC(5)(6)	12,664	126,640
Phoenix Services International, LLC(5)(6)	1,156	11,560
		$ 332,723
Security	Shares	Value
Containers and Glass Products — 0.1%
LG Parent Holding Co.(5)(6)	33,758	$ 243,058
		$ 243,058
Electronics/Electrical — 0.0%(3)
Skillsoft Corp.(5)(6)	66,843	$ 82,885
		$ 82,885
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(4)(5)(6)	58,449	$ 0
		$ 0
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	87,691	$ 1,381,133
		$ 1,381,133
Investment Companies — 0.0%(3)
Aegletes B.V.(5)(6)	7,165	$ 19,465
		$ 19,465
Nonferrous Metals/Minerals — 0.0%(3)
ACNR Holdings, Inc., Class A(5)(6)	2,056	$ 179,900
		$ 179,900
Oil and Gas — 0.0%(3)
AFG Holdings, Inc.(4)(5)(6)	17,136	$ 48,495
McDermott International, Ltd.(5)(6)	103,251	33,556
		$ 82,051
Pharmaceuticals — 0.0%(3)
Covis Midco 1 S.a.r.l., Class A(5)(6)	531	$ 270
Covis Midco 1 S.a.r.l., Class B(5)(6)	531	271
Covis Midco 1 S.a.r.l., Class C(5)(6)	531	271
Covis Midco 1 S.a.r.l., Class D(5)(6)	531	271
Covis Midco 1 S.a.r.l., Class E(5)(6)	531	271
		$ 1,354
Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, LLC(4)(5)(6)	17,912	$ 0
Phillips Feed Service, Inc.(4)(5)(6)	285	18,696
		$ 18,696
Telecommunications — 0.0%
Global Eagle Entertainment(4)(5)(6)	13,555	$ 0
		$ 0

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(5)(6)	36,023	$ 290,706
		$ 290,706
Total Common Stocks (identified cost $5,374,741)		$ 2,734,259

Corporate Bonds — 6.4%
Security	Principal Amount (000's omitted)	Value
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$1,275	$ 1,264,277
5.75%, 4/20/29(1)	950	923,285
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	309,077
4.625%, 4/15/29(1)	325	296,422
		$ 2,793,061
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	$175	$ 177,098
Clarios Global, L.P./Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	293	291,449
6.75%, 5/15/25(1)	180	180,314
		$ 648,861
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	$300	$ 271,770
		$ 271,770
Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$575	$ 546,384
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,300	1,095,088
4.625%, 6/1/28(1)	1,200	1,017,156
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	460	456,620
		$ 3,115,248
Chemicals — 0.2%
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$ 228,383
Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	$975	$ 771,660
		$ 1,000,043
Commercial Services — 0.3%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 641,131
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	900	827,210
		$ 1,468,341
Communications Equipment — 0.3%
CommScope, Inc., 6.00%, 3/1/26(1)	$2,000	$ 1,866,327
		$ 1,866,327
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	$450	$ 398,471
4.375%, 10/15/28(1)	625	541,887
		$ 940,358
Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$ 333,776
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	175	179,537
NFP Corp., 7.50%, 10/1/30(1)	175	169,594
		$ 682,907
Diversified Telecommunication Services — 0.7%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$ 71,402
5.125%, 7/15/29(1)	4,175	2,967,980
5.50%, 1/15/28(1)	400	302,521
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	1,225	976,131
		$ 4,318,034
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 580,586
		$ 580,586
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc.:
4.25%, 6/1/25(1)	$475	$ 458,805
5.125%, 12/15/26(1)	1,000	965,688
		$ 1,424,493

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical — 0.2%
GoTo Group, Inc., 5.50%, 9/1/27(1)	$375	$ 206,868
Imola Merger Corp., 4.75%, 5/15/29(1)	1,325	1,153,705
		$ 1,360,573
Entertainment — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	$101	$ 101,596
		$ 101,596
Health Care — 0.5%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	$1,725	$ 1,500,764
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	175	129,283
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,514,849
		$ 3,144,896
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 2,174,178
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	203,223
		$ 2,377,401
Household Products — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$ 91,609
		$ 91,609
Internet Software & Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$450	$ 392,113
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	875	866,084
		$ 1,258,197
Leisure Goods/Activities/Movies — 0.1%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	$225	$ 214,524
NCL Corp., Ltd., 5.875%, 2/15/27(1)	625	608,987
		$ 823,511
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	$650	$ 572,936
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	323,772
		$ 896,708
Media — 0.4%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	$200	$ 151,027
5.25%, 8/15/27(1)	150	114,910
6.375%, 5/1/26	47	39,425
Security	Principal Amount (000's omitted)	Value
Media (continued)
iHeartCommunications, Inc.: (continued)
8.375%, 5/1/27	$85	$ 56,783
Univision Communications, Inc.:
4.50%, 5/1/29(1)	650	559,171
5.125%, 2/15/25(1)	500	490,030
7.375%, 6/30/30(1)	725	690,938
		$ 2,102,284
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	$1,025	$ 1,006,704
		$ 1,006,704
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 322,938
		$ 322,938
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 505,260
		$ 505,260
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 553,439
		$ 553,439
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$ 92,527
		$ 92,527
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 375,821
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	675	590,250
		$ 966,071
Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 732,126
		$ 732,126
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550	$ 462,787
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	607,094
		$ 1,069,881

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.0%(3)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$ 228,085
		$ 228,085
Utilities — 0.1%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 226,575
5.25%, 6/1/26(1)	346	334,444
		$ 561,019
Total Corporate Bonds (identified cost $41,854,656)		$ 37,304,854

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,182,120
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,182,120

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	839	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	971	$ 514,630
		$ 514,630
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(4)(5)(6)	494	$ 0
Series B, 10.00% (PIK)(4)(5)(6)	2,012	0
		$ 0
Total Preferred Stocks (identified cost $162,892)		$ 514,630

Senior Floating-Rate Loans — 85.0%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.6%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.703%, (SOFR + 3.50%), 4/6/26	$2,078	$ 2,062,418
Term Loan, 8.703%, (SOFR + 3.50%), 4/6/26	1,117	1,109,105
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.038%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)	166	132,795
TransDigm, Inc.:
Term Loan, 8.492%, (SOFR + 3.25%), 2/22/27	2,221	2,224,054
Term Loan, 8.492%, (SOFR + 3.25%), 8/24/28	1,180	1,180,461
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25	2,687	2,446,226
		$ 9,155,059
Airlines — 0.9%
American Airlines, Inc., Term Loan, 10.00%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$2,150	$ 2,201,830
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27	2,020	2,102,188
United Airlines, Inc., Term Loan, 9.292%, (3 mo. USD LIBOR + 3.75%), 4/21/28	1,175	1,176,024
		$ 5,480,042
Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc., Term Loan, 8.853%, (SOFR + 3.75%), 3/8/30	$1,471	$ 1,478,669
		$ 1,478,669
Auto Components — 1.3%
Adient US, LLC, Term Loan, 8.467%, (SOFR + 3.25%), 4/10/28	$683	$ 684,024
Clarios Global, L.P., Term Loan, 8.853%, (SOFR + 3.75%), 5/6/30	2,150	2,144,625
DexKo Global, Inc.:
Term Loan, 9.254%, (SOFR + 3.75%), 10/4/28	642	614,595
Term Loan, 11.742%, (SOFR + 6.50%), 10/4/28	848	818,729
Garrett LX I S.a.r.l., Term Loan, 8.557%, (3 mo. USD LIBOR + 3.25%), 4/30/28	418	402,687
Garrett Motion, Inc., Term Loan, 9.777%, (SOFR + 4.50%), 4/30/28	950	935,750
LTI Holdings, Inc.:
Term Loan, 8.717%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,360	1,308,711
Term Loan, 9.967%, (1 mo. USD LIBOR + 4.75%), 7/24/26	513	496,948
		$ 7,406,069

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 7.203%, (SOFR + 2.00%), 5/24/27	$1,396	$ 1,387,327
MajorDrive Holdings IV, LLC, Term Loan, 9.50%, (3 mo. USD LIBOR + 4.00%), 6/1/28	1,256	1,230,416
		$ 2,617,743
Beverages — 0.4%
Arterra Wines Canada, Inc., Term Loan, 9.004%, (3 mo. USD LIBOR + 3.50%), 11/24/27	$585	$ 569,383
City Brewing Company, LLC, Term Loan, 8.76%, (3 mo. USD LIBOR + 3.50%), 4/5/28	417	275,265
Triton Water Holdings, Inc., Term Loan, 8.753%, (3 mo. USD LIBOR + 3.50%), 3/31/28	1,801	1,747,380
		$ 2,592,028
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 7.66%, (1 mo. USD LIBOR + 2.50%), 3/12/26	$181	$ 177,433
Alltech, Inc., Term Loan, 9.217%, (SOFR + 4.00%), 10/13/28	862	838,174
Grifols Worldwide Operations USA, Inc., Term Loan, 7.414%, (SOFR + 2.00%), 11/15/27	2,335	2,302,778
		$ 3,318,385
Building Products — 1.0%
Cornerstone Building Brands, Inc., Term Loan, 8.497%, (SOFR + 3.25%), 4/12/28	$2,771	$ 2,665,607
CPG International, Inc., Term Loan, 7.703%, (SOFR + 2.50%), 4/28/29	893	891,296
LHS Borrower, LLC, Term Loan, 9.80%, (SOFR + 4.75%), 2/16/29	857	719,822
MI Windows and Doors, LLC, Term Loan, 8.703%, (SOFR + 3.50%), 12/18/27	167	166,424
Oscar AcquisitionCo, LLC, Term Loan, 9.842%, (SOFR + 4.50%), 4/29/29	868	849,712
Standard Industries, Inc., Term Loan, 7.692%, (SOFR + 2.50%), 9/22/28	610	610,943
		$ 5,903,804
Capital Markets — 3.2%
Advisor Group, Inc., Term Loan, 9.693%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,347	$ 2,351,087
Aretec Group, Inc.:
Term Loan, 9.453%, (SOFR + 4.25%), 10/1/25	1,771	1,772,169
Term Loan, 3/8/30(8)	725	724,547
Brookfield Property REIT, Inc., Term Loan, 7.605%, (SOFR + 2.50%), 8/27/25	563	550,149
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Edelman Financial Center, LLC, Term Loan, 8.943%, (1 mo. USD LIBOR + 3.75%), 4/7/28	$1,766	$ 1,725,010
EIG Management Company, LLC, Term Loan, 8.953%, (SOFR + 3.75%), 2/22/25	190	189,026
FinCo I, LLC, Term Loan, 8.081%, (6 mo. USD LIBOR + 2.50%), 6/27/25	1,176	1,177,015
Focus Financial Partners, LLC:
Term Loan, 7.603%, (SOFR + 2.50%), 6/30/28	711	703,578
Term Loan, 8.353%, (SOFR + 3.25%), 6/30/28	1,982	1,970,176
Term Loan, 6/30/28(8)	625	622,754
HighTower Holdings, LLC, Term Loan, 9.15%, (1 mo. USD LIBOR + 4.00%), 4/21/28	2,972	2,912,926
Hudson River Trading, LLC, Term Loan, 8.217%, (SOFR + 3.00%), 3/20/28	1,517	1,480,944
LPL Holdings, Inc., Term Loan, 7.01%, (SOFR + 1.75%), 11/12/26	451	451,516
Mariner Wealth Advisors, LLC, Term Loan, 8.747%, (SOFR + 3.25%), 8/18/28	1,234	1,195,729
Victory Capital Holdings, Inc.:
Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26	676	673,919
Term Loan, 7.287%, (SOFR + 2.25%), 12/29/28	353	350,518
		$ 18,851,063
Chemicals — 4.7%
Aruba Investments, Inc., Term Loan, 9.203%, (SOFR + 4.00%), 11/24/27	$415	$ 403,530
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 8.242%, (SOFR + 3.00%), 12/20/29	1,338	1,342,014
Charter NEX US, Inc., Term Loan, 8.967%, (SOFR + 3.75%), 12/1/27	1,553	1,541,640
CPC Acquisition Corp., Term Loan, 9.254%, (SOFR + 3.75%), 12/29/27	1,217	931,082
Gemini HDPE, LLC, Term Loan, 8.307%, (3 mo. USD LIBOR + 3.00%), 12/31/27	407	407,912
GEON Performance Solutions, LLC, Term Loan, 10.038%, (3 mo. USD LIBOR + 4.50%), 8/18/28	893	882,772
Groupe Solmax, Inc., Term Loan, 9.989%, (SOFR + 4.75%), 5/29/28	1,056	1,000,043
INEOS Enterprises Holdings US Finco, LLC:
Term Loan, 8.864%, (SOFR + 3.50%), 8/28/26	158	158,108
Term Loan, 9.127%, (SOFR + 3.75%), 6/23/30	475	467,875
INEOS Quattro Holdings UK, Ltd., Term Loan, 8.953%, (SOFR + 3.75%), 3/14/30	400	398,417
INEOS Styrolution US Holding, LLC, Term Loan, 7.967%, (SOFR + 2.75%), 1/29/26	1,495	1,493,192
INEOS US Finance, LLC:
Term Loan, 8.703%, (SOFR + 3.50%), 2/18/30	2,750	2,736,987

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
INEOS US Finance, LLC: (continued)
Term Loan, 8.953%, (SOFR + 3.75%), 11/8/27	$998	$ 995,526
Kraton Corporation, Term Loan, 8.766%, (SOFR + 3.25%), 3/15/29	370	370,544
Lonza Group AG, Term Loan, 9.267%, (SOFR + 3.93%), 7/3/28	1,673	1,414,370
Messer Industries GmbH, Term Loan, 8.004%, (SOFR + 2.50%), 3/2/26	711	711,589
Momentive Performance Materials, Inc., Term Loan, 9.603%, (SOFR + 4.50%), 3/29/28	1,796	1,768,567
Olympus Water US Holding Corporation:
Term Loan, 9.254%, (SOFR + 3.75%), 11/9/28	2,474	2,387,691
Term Loan, 9.842%, (SOFR + 4.50%), 11/9/28	346	333,960
Orion Engineered Carbons GmbH, Term Loan, 7.688%, (3 mo. USD LIBOR + 2.15%), 9/24/28	295	291,434
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26	558	509,629
SCUR-Alpha 1503 GmbH, Term Loan, 10.603%, (SOFR + 5.50%), 3/28/30	474	452,787
Starfruit Finco B.V.:
Term Loan, 8.068%, (SOFR + 2.75%), 10/1/25	685	686,034
Term Loan, 8.99%, (SOFR + 4.00%), 4/3/28	625	619,922
Trinseo Materials Operating S.C.A., Term Loan, 7.717%, (SOFR + 2.50%), 5/3/28	564	448,370
Tronox Finance, LLC:
Term Loan, 7.443%, (1 mo. USD LIBOR + 2.25%), 3/10/28	867	864,055
Term Loan, 8.492%, (SOFR + 3.25%), 4/4/29	718	717,521
W.R. Grace & Co.-Conn., Term Loan, 9.313%, (3 mo. USD LIBOR + 3.75%), 9/22/28	2,832	2,819,486
		$ 27,155,057
Commercial Services & Supplies — 2.7%
Allied Universal Holdco, LLC, Term Loan, 8.953%, (SOFR + 3.75%), 5/12/28	$161	$ 156,883
Asplundh Tree Expert, LLC, Term Loan, 6.953%, (SOFR + 1.75%), 9/7/27	1,204	1,202,060
Belfor Holdings, Inc., Term Loan, 9.353%, (SOFR + 4.25%), 4/6/26	299	299,992
Clean Harbors, Inc., Term Loan, 7.193%, (1 mo. USD LIBOR + 2.00%), 10/8/28	369	369,837
Covanta Holding Corporation:
Term Loan, 7.603%, (SOFR + 2.50%), 11/30/28	1,565	1,553,246
Term Loan, 7.603%, (SOFR + 2.50%), 11/30/28	119	117,821
Term Loan, 8.148%, (SOFR + 3.00%), 11/30/28	465	461,337
Term Loan, 8.148%, (SOFR + 3.00%), 11/30/28	35	34,600
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
EnergySolutions, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/9/25	$1,223	$ 1,203,873
Garda World Security Corporation:
Term Loan, 9.327%, (SOFR + 4.25%), 2/1/29	1,297	1,284,739
Term Loan, 9.427%, (SOFR + 4.25%), 10/30/26	1,227	1,222,455
GFL Environmental, Inc., Term Loan, 8.145%, (SOFR + 3.00%), 5/28/27	1,262	1,264,930
Harsco Corporation, Term Loan, 7.467%, (SOFR + 2.25%), 3/10/28	245	240,763
LABL, Inc., Term Loan, 10.203%, (SOFR + 5.10%), 10/29/28	591	586,445
Monitronics International, Inc., Term Loan, 13.003%, (SOFR + 7.50%), 6/30/28	747	725,897
PECF USS Intermediate Holding III Corporation, Term Loan, 9.523%, (3 mo. USD LIBOR + 4.25%), 12/15/28	517	420,775
Phoenix Services International, LLC, Term Loan, 11.102%, (SOFR + 6.00%), 7/31/23	79	74,216
Prime Security Services Borrower, LLC, Term Loan, 7.943%, (1 mo. USD LIBOR + 2.75%), 9/23/26	976	976,678
SITEL Worldwide Corporation, Term Loan, 8.95%, (1 mo. USD LIBOR + 3.75%), 8/28/28	1,891	1,853,486
Tempo Acquisition, LLC, Term Loan, 8.103%, (SOFR + 3.00%), 8/31/28	635	636,206
TMF Group Holding B.V., Term Loan, 5/3/28(8)	375	375,000
TruGreen Limited Partnership, Term Loan, 9.203%, (SOFR + 4.00%), 11/2/27	832	767,914
		$ 15,829,153
Communications Equipment — 0.5%
Ciena Corporation, Term Loan, 7.591%, (SOFR + 2.50%), 1/18/30	$623	$ 624,684
CommScope, Inc., Term Loan, 8.443%, (SOFR + 3.25%), 4/6/26	2,081	2,000,500
		$ 2,625,184
Construction Materials — 0.8%
Quikrete Holdings, Inc.:
Term Loan, 7.842%, (1 mo. USD LIBOR + 2.63%), 2/1/27	$2,387	$ 2,385,524
Term Loan, 8.217%, (1 mo. USD LIBOR + 3.00%), 3/18/29	2,080	2,083,875
		$ 4,469,399
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 8/1/29(8)	$424	$ 421,459
		$ 421,459

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Containers & Packaging — 1.0%
Berlin Packaging, LLC, Term Loan, 8.947%, (USD LIBOR + 3.75%), 3/11/28(9)	$958	$ 944,287
Berry Global, Inc., Term Loan, 6.972%, (1 mo. USD LIBOR + 1.75%), 7/1/26	652	652,195
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.378%, (SOFR + 4.18%), 4/13/29	3,168	3,123,664
Pretium PKG Holdings, Inc., Term Loan, 9.291%, (3 mo. USD LIBOR + 4.00%), 10/2/28	493	369,621
Trident TPI Holdings, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/15/28	525	519,422
		$ 5,609,189
Distributors — 0.3%
Autokiniton US Holdings, Inc., Term Loan, 9.717%, (SOFR + 4.50%), 4/6/28	$1,924	$ 1,915,763
Phillips Feed Service, Inc., Term Loan, 12.15%, (1 mo. USD LIBOR + 7.00%), 11/13/24(4)	52	41,540
		$ 1,957,303
Diversified Consumer Services — 0.6%
Ascend Learning, LLC, Term Loan, 8.703%, (SOFR + 3.50%), 12/11/28	$1,492	$ 1,411,274
KUEHG Corp., Term Loan, 10.242%, (SOFR + 5.00%), 6/12/30	1,350	1,339,031
Sotheby's:
Term Loan, 9.76%, (3 mo. USD LIBOR + 4.50%), 1/15/27	321	314,113
Term Loan, 9.762%, (SOFR + 4.50%), 1/15/27	375	366,875
		$ 3,431,293
Diversified Telecommunication Services — 1.8%
Altice France S.A., Term Loan, 10.486%, (SOFR + 5.50%), 8/15/28	$461	$ 412,071
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	1,078	832,721
GEE Holdings 2, LLC:
Term Loan, 13.54%, (3 mo. USD LIBOR + 8.00%), 3/24/25	120	117,233
Term Loan - Second Lien, 13.79%, (3 mo. USD LIBOR + 8.25%), 3/23/26	264	161,658
Level 3 Financing, Inc., Term Loan, 6.967%, (SOFR + 1.75%), 3/1/27	2,575	2,379,127
UPC Financing Partnership, Term Loan, 8.118%, (1 mo. USD LIBOR + 2.93%), 1/31/29	1,550	1,527,137
Virgin Media Bristol, LLC:
Term Loan, 7.693%, (1 mo. USD LIBOR + 2.50%), 1/31/28	2,725	2,705,413
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol, LLC: (continued)
Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 1/31/29	$750	$ 747,937
Ziggo Financing Partnership, Term Loan, 7.693%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,525	1,504,984
		$ 10,388,281
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 9.407%, (SOFR + 4.25%), 5/13/29	$337	$ 337,324
		$ 337,324
Electronic Equipment, Instruments & Components — 1.3%
Chamberlain Group, Inc., Term Loan, 8.453%, (SOFR + 3.25%), 11/3/28	$1,748	$ 1,711,586
Creation Technologies, Inc., Term Loan, 10.723%, (3 mo. USD LIBOR + 5.50%), 10/5/28	792	732,600
II-VI Incorporated, Term Loan, 7.967%, (SOFR + 2.75%), 7/2/29	756	756,868
Ingram Micro, Inc., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 6/30/28	365	364,373
Mirion Technologies, Inc., Term Loan, 8.254%, (1 mo. USD LIBOR + 2.75%), 10/20/28	481	479,532
Robertshaw US Holding Corp.:
Term Loan, 13.253%, (SOFR + 8.00%), 8.253% cash, 5.00% PIK, 2/28/27	285	290,905
Term Loan - Second Lien, 12.342%, (SOFR + 7.00%), 2/28/27	1,220	1,067,372
TTM Technologies, Inc., Term Loan, 7.886%, (SOFR + 2.75%), 5/23/30	525	525,000
Verifone Systems, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,662	1,573,569
		$ 7,501,805
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 16.463%, (1 mo. USD LIBOR + 13.00%), 2/1/26(4)(10)	$77	$ 69,276
Term Loan, 18.538%, (3 mo. USD LIBOR + 13.00%), 13.538% cash, 5.00% PIK, 2/1/26(4)	605	544,439
Lealand Finance Company B.V., Term Loan, 9.193%, (1 mo. USD LIBOR + 4.00%), 6.193% cash, 3.00% PIK, 6/30/25	254	166,687
		$ 780,402
Engineering & Construction — 0.7%
Aegion Corporation, Term Loan, 9.967%, (SOFR + 4.75%), 5/17/28	$319	$ 310,730

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction (continued)
American Residential Services, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 10/15/27	$341	$ 336,984
Centuri Group, Inc., Term Loan, 7.717%, (SOFR + 2.50%), 8/27/28	568	565,950
Northstar Group Services, Inc.:
Term Loan, 10.717%, (SOFR + 5.50%), 11/12/26	2,554	2,541,618
Term Loan, 10.762%, (SOFR + 5.50%), 11/12/26	494	493,750
		$ 4,249,032
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Term Loan, 8.218%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$432	$ 338,928
City Football Group Limited, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/21/28	1,010	991,956
Crown Finance US, Inc.:
DIP Loan, 15.248%, (SOFR + 10.00%), 9/7/23(9)	1,325	1,341,408
Term Loan, 0.00%, 9/30/26(11)	1,072	332,469
EP Purchaser, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 11/6/28	346	340,009
Playtika Holding Corp., Term Loan, 7.943%, (1 mo. USD LIBOR + 2.75%), 3/13/28	2,325	2,319,339
UFC Holdings, LLC, Term Loan, 8.05%, (3 mo. USD LIBOR + 2.75%), 4/29/26	2,084	2,084,473
		$ 7,748,582
Financial Services — 0.3%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/24(11)	$1,147	$ 126,163
Walker & Dunlop, Inc.:
Term Loan, 7.453%, (SOFR + 2.25%), 12/16/28	887	879,851
Term Loan, 8.203%, (SOFR + 3.00%), 12/16/28	723	724,996
		$ 1,731,010
Food Products — 0.5%
CHG PPC Parent, LLC, Term Loan, 8.217%, (SOFR + 3.00%), 12/8/28	$370	$ 367,986
Del Monte Foods, Inc., Term Loan, 9.439%, (SOFR + 4.25%), 5/16/29	1,908	1,855,567
Shearer's Foods, Inc., Term Loan, 8.717%, (SOFR + 3.50%), 9/23/27	243	240,275
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28	373	371,014
		$ 2,834,842
Borrower/Description	Principal Amount (000's omitted)	Value
Gas Utilities — 0.5%
CQP Holdco, L.P., Term Loan, 8.693%, (3 mo. USD LIBOR + 3.75%), 6/5/28	$2,775	$ 2,773,067
		$ 2,773,067
Health Care Equipment & Supplies — 1.3%
Artivion, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 6/1/27	$354	$ 336,213
Bayou Intermediate II, LLC, Term Loan, 9.689%, (SOFR + 4.50%), 8/2/28	517	486,098
Gloves Buyer, Inc.:
Term Loan, 9.217%, (SOFR + 4.00%), 12/29/27	1,462	1,392,741
Term Loan, 10.217%, (SOFR + 5.00%), 12/29/27	650	626,437
ICU Medical, Inc., Term Loan, 7.892%, (SOFR + 2.50%), 1/8/29	1,484	1,470,345
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28	1,668	1,426,535
Medline Borrower, L.P., Term Loan, 8.467%, (SOFR + 3.25%), 10/23/28	2,001	1,980,313
		$ 7,718,682
Health Care Providers & Services — 4.5%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.253%, (SOFR + 3.75%), 9/7/28	$2,763	$ 2,759,484
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.239%, (SOFR + 9.00%), 1/15/26	747	567,892
Cano Health, LLC, Term Loan, 9.203%, (SOFR + 4.00%), 11/23/27	1,029	868,422
CCRR Parent, Inc., Term Loan, 8.967%, (SOFR + 3.75%), 3/6/28	1,848	1,783,390
CHG Healthcare Services, Inc., Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 9/29/28	1,358	1,353,136
CNT Holdings I Corp., Term Loan, 8.459%, (SOFR + 3.50%), 11/8/27	1,593	1,589,036
Covis Finco S.a.r.l., Term Loan, 11.55%, (SOFR + 6.50%), 2/18/27	658	493,346
Ensemble RCM, LLC, Term Loan, 8.895%, (SOFR + 3.75%), 8/3/26	3,359	3,359,777
Envision Healthcare Corporation:
Term Loan, 13.267%, (SOFR + 7.88%), 3/31/27	406	444,604
Term Loan - Second Lien, 9.492%, (SOFR + 4.25%), 3/31/27	2,858	667,980
LSCS Holdings, Inc., Term Loan, 9.693%, (1 mo. USD LIBOR + 4.50%), 12/16/28	1,108	1,084,577
Medical Solutions Holdings, Inc., Term Loan, 8.614%, (SOFR + 3.25%), 11/1/28	3,733	3,525,205
National Mentor Holdings, Inc.:
Term Loan, 8.981%, (SOFR + 3.75%), 3/2/28(9)	1,374	1,044,402

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.: (continued)
Term Loan, 9.092%, (SOFR + 3.75%), 3/2/28	$39	$ 29,359
Option Care Health, Inc., Term Loan, 7.943%, (SOFR + 2.75%), 10/27/28	345	344,621
Pacific Dental Services, LLC, Term Loan, 8.704%, (SOFR + 3.50%), 5/5/28	343	342,035
Phoenix Guarantor, Inc.:
Term Loan, 8.353%, (SOFR + 3.25%), 3/5/26	934	923,318
Term Loan, 8.603%, (SOFR + 3.50%), 3/5/26	1,043	1,030,852
Radnet Management, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 4/21/28	1,214	1,212,880
Select Medical Corporation, Term Loan, 7.703%, (SOFR + 2.50%), 3/6/25	1,469	1,468,059
TTF Holdings, LLC, Term Loan, 9.25%, (1 mo. USD LIBOR + 4.00%), 3/31/28	367	367,174
U.S. Anesthesia Partners, Inc., Term Loan, 9.42%, (1 mo. USD LIBOR + 4.25%), 10/1/28	1,105	1,041,165
		$ 26,300,714
Health Care Technology — 1.6%
Imprivata, Inc.:
Term Loan, 8.967%, (SOFR + 3.75%), 12/1/27	$2,154	$ 2,115,130
Term Loan, 9.353%, (SOFR + 4.25%), 12/1/27	223	220,569
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.193%, (1 mo. USD LIBOR + 4.00%), 12/18/28	889	762,844
Term Loan - Second Lien, 11.943%, (1 mo. USD LIBOR + 6.75%), 12/17/29	575	345,359
Navicure, Inc., Term Loan, 9.217%, (SOFR + 4.00%), 10/22/26	1,752	1,746,887
PointClickCare Technologies, Inc., Term Loan, 8.76%, (SOFR + 3.00%), 12/29/27	367	365,417
Project Ruby Ultimate Parent Corp., Term Loan, 8.467%, (SOFR + 3.25%), 3/10/28	1,177	1,150,113
Symplr Software, Inc., Term Loan, 9.645%, (SOFR + 4.50%), 12/22/27	1,272	1,149,412
Verscend Holding Corp., Term Loan, 9.217%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,681	1,681,394
		$ 9,537,125
Hotels, Restaurants & Leisure — 4.2%
Bally's Corporation, Term Loan, 8.396%, (1 mo. USD LIBOR + 3.25%), 10/2/28	$1,480	$ 1,449,565
Carnival Corporation:
Term Loan, 8.217%, (SOFR + 3.00%), 6/30/25	269	268,640
Term Loan, 8.467%, (SOFR + 3.25%), 10/18/28	2,142	2,127,201
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
ClubCorp Holdings, Inc., Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 9/18/24	$1,732	$ 1,663,478
Fertitta Entertainment, LLC, Term Loan, 9.103%, (SOFR + 4.00%), 1/27/29	1,485	1,469,416
Great Canadian Gaming Corporation, Term Loan, 9.52%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,489	1,487,171
GVC Holdings (Gibraltar) Limited, Term Loan, 8.437%, (SOFR + 3.50%), 10/31/29	2,040	2,038,730
Hilton Grand Vacations Borrower, LLC, Term Loan, 8.217%, (SOFR + 3.00%), 8/2/28	639	637,560
IRB Holding Corp., Term Loan, 8.203%, (SOFR + 3.00%), 12/15/27	1,261	1,254,588
Playa Resorts Holding B.V., Term Loan, 9.341%, (SOFR + 4.25%), 1/5/29	1,294	1,292,923
Scientific Games Holdings, L.P., Term Loan, 8.421%, (SOFR + 3.50%), 4/4/29	1,990	1,968,832
Scientific Games International, Inc., Term Loan, 8.248%, (SOFR + 3.00%), 4/14/29	2,974	2,974,005
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.25%, (1 mo. USD LIBOR + 3.00%), 8/25/28	1,183	1,182,712
Stars Group Holdings B.V. (The):
Term Loan, 7.754%, (SOFR + 2.25%), 7/21/26	2,658	2,660,387
Term Loan, 8.754%, (SOFR + 3.25%), 7/22/28	1,315	1,319,525
Wyndham Hotels & Resorts, Inc., Term Loan, 7.453%, (SOFR + 2.25%), 5/24/30	800	801,100
		$ 24,595,833
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 5/17/28	$2,207	$ 1,859,782
Libbey Glass, Inc., Term Loan, 13.779%, (SOFR + 8.50%), 9.029% cash, 4.75% PIK, 11/22/27	1,940	1,830,398
Serta Simmons Bedding, LLC, Term Loan, 12.692%, (SOFR + 7.50%), 6/30/28	1,293	1,306,272
Solis IV B.V., Term Loan, 8.666%, (SOFR + 3.50%), 2/26/29	1,367	1,303,498
		$ 6,299,950
Household Products — 0.8%
Diamond (BC) B.V., Term Loan, 8.057%, (SOFR + 2.75%), 9/29/28	$2,465	$ 2,464,879
Energizer Holdings, Inc., Term Loan, 7.442%, (SOFR + 2.25%), 12/22/27	550	548,172
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.943%, (1 mo. USD LIBOR + 3.75%), 12/22/26	1,230	1,202,912

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Products (continued)
Kronos Acquisition Holdings, Inc.: (continued)
Term Loan, 11.375%, (SOFR + 6.00%), 12/22/26	$345	$ 338,717
		$ 4,554,680
Insurance — 2.5%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.647%, (SOFR + 3.50%), 11/5/27	$398	$ 396,439
Term Loan, 8.65%, (1 mo. USD LIBOR + 3.50%), 11/6/27	1,482	1,474,606
AmWINS Group, Inc., Term Loan, 7.834%, (SOFR + 2.75%), 2/19/28	2,662	2,658,021
AssuredPartners, Inc.:
Term Loan, 8.717%, (SOFR + 3.50%), 2/12/27	1,223	1,215,210
Term Loan, 8.717%, (SOFR + 3.50%), 2/12/27	1,484	1,471,283
HUB International Limited, Term Loan, 9.341%, (SOFR + 4.25%), 6/20/30	1,674	1,678,973
NFP Corp., Term Loan, 8.467%, (SOFR + 3.25%), 2/15/27	2,318	2,273,579
Ryan Specialty Group, LLC, Term Loan, 8.203%, (SOFR + 3.00%), 9/1/27	632	632,520
USI, Inc.:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/2/26	989	990,050
Term Loan, 8.992%, (SOFR + 3.75%), 11/22/29	1,990	1,990,017
		$ 14,780,698
Interactive Media & Services — 0.5%
Adevinta ASA, Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 6/26/28	$495	$ 496,259
Buzz Finco, LLC, Term Loan, 8.453%, (SOFR + 3.25%), 1/29/27	33	33,466
Foundational Education Group, Inc., Term Loan, 9.467%, (SOFR + 4.25%), 8/31/28	1,404	1,245,717
Getty Images, Inc., Term Loan, 9.838%, (SOFR + 4.50%), 2/19/26(9)	861	862,532
Match Group, Inc., Term Loan, 7.264%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	525,000
		$ 3,162,974
IT Services — 4.3%
Asurion, LLC:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$2,925	$ 2,820,188
Term Loan, 9.203%, (SOFR + 4.00%), 8/19/28	1,069	1,013,368
Term Loan - Second Lien, 10.505%, (SOFR + 5.25%), 1/31/28	930	790,334
Term Loan - Second Lien, 10.505%, (SOFR + 5.25%), 1/20/29	250	211,063
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Cyxtera DC Holdings, Inc.:
DIP Loan, 13.65%, (SOFR + 8.50%), 12/7/23	$821	$ 817,075
Term Loan, 8.068%, (SOFR + 3.00%), 5/1/24	2,969	1,502,815
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28	3,891	3,611,217
Gainwell Acquisition Corp., Term Loan, 9.342%, (SOFR + 4.00%), 10/1/27	4,051	3,989,906
Go Daddy Operating Company, LLC:
Term Loan, 7.193%, (1 mo. USD LIBOR + 2.00%), 8/10/27	703	703,010
Term Loan, 8.103%, (SOFR + 3.00%), 11/9/29	979	981,751
Informatica, LLC, Term Loan, 8.00%, (1 mo. USD LIBOR + 2.75%), 10/27/28	3,135	3,136,620
NAB Holdings, LLC, Term Loan, 8.392%, (SOFR + 3.00%), 11/23/28	3,581	3,556,417
Rackspace Technology Global, Inc., Term Loan, 7.996%, (SOFR + 2.75%), 2/15/28	2,341	1,087,980
Skopima Merger Sub, Inc., Term Loan, 9.193%, (1 mo. USD LIBOR + 4.00%), 5/12/28	746	727,148
WEX, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/31/28	293	293,365
		$ 25,242,257
Leisure Products — 0.4%
Fender Musical Instruments Corporation, Term Loan, 9.191%, (SOFR + 4.00%), 12/1/28	$271	$ 259,610
Hayward Industries, Inc., Term Loan, 7.834%, (SOFR + 2.75%), 5/30/28	1,502	1,486,886
SRAM, LLC, Term Loan, 7.943%, (1 mo. USD LIBOR + 2.75%), 5/18/28	545	541,409
		$ 2,287,905
Life Sciences Tools & Services — 1.0%
Avantor Funding, Inc., Term Loan, 7.453%, (SOFR + 2.25%), 11/8/27	$1,198	$ 1,198,586
Cambrex Corporation, Term Loan, 8.702%, (SOFR + 3.50%), 12/4/26	169	167,565
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26	146	126,611
ICON Luxembourg S.a.r.l., Term Loan, 7.754%, (SOFR + 2.25%), 7/3/28	2,434	2,435,867
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.103%, (SOFR + 3.00%), 4/21/27	243	235,627
Packaging Coordinators Midco, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 11/30/27	221	218,418

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc., Term Loan, 7.754%, (SOFR + 2.25%), 7/3/28	$606	$ 606,898
Sotera Health Holdings, LLC, Term Loan, 8.023%, (3 mo. USD LIBOR + 2.75%), 12/11/26	1,125	1,114,981
		$ 6,104,553
Machinery — 4.2%
AI Aqua Merger Sub, Inc., Term Loan, 8.896%, (SOFR + 3.75%), 7/31/28	$2,032	$ 1,993,649
Albion Financing 3 S.a.r.l.:
Term Loan, 10.523%, (3 mo. USD LIBOR + 5.25%), 8/17/26	1,555	1,527,901
Term Loan, 10.651%, (SOFR + 5.50%), 8/17/26	274	273,627
Ali Group North America Corporation, Term Loan, 7.217%, (SOFR + 2.00%), 7/30/29	2,053	2,052,841
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (SOFR + 3.50%), 10/8/27	1,157	1,155,606
American Trailer World Corp., Term Loan, 8.953%, (SOFR + 3.75%), 3/3/28	748	677,493
Apex Tool Group, LLC, Term Loan, 10.441%, (SOFR + 5.25%), 2/8/29	742	690,767
Clark Equipment Company, Term Loan, 7.842%, (SOFR + 2.50%), 4/20/29	642	642,878
Conair Holdings, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/17/28	1,355	1,281,725
CPM Holdings, Inc., Term Loan, 8.67%, (1 mo. USD LIBOR + 3.50%), 11/17/25	1,420	1,420,308
Delachaux Group S.A., Term Loan, 9.773%, (3 mo. USD LIBOR + 4.50%), 4/16/26	309	304,734
EMRLD Borrower L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30	1,100	1,101,375
Engineered Machinery Holdings, Inc., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 5/19/28	2,314	2,275,829
Filtration Group Corporation, Term Loan, 8.717%, (SOFR + 3.50%), 10/21/28	1,084	1,082,022
Gates Global, LLC, Term Loan, 7.703%, (SOFR + 2.50%), 3/31/27	1,375	1,369,434
Icebox Holdco III, Inc., Term Loan, 9.092%, (SOFR + 3.75%), 12/22/28	1,433	1,394,066
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28	1,949	1,906,317
Roper Industrial Products Investment Company, LLC, Term Loan, 9.742%, (SOFR + 4.50%), 11/22/29	574	571,950
SPX Flow, Inc., Term Loan, 9.703%, (SOFR + 4.50%), 4/5/29	1,111	1,095,311
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Titan Acquisition Limited, Term Loan, 8.731%, (3 mo. USD LIBOR + 3.00%), 3/28/25	$1,145	$ 1,119,130
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27	294	292,368
		$ 24,229,331
Media — 1.9%
Hubbard Radio, LLC, Term Loan, 9.45%, (1 mo. USD LIBOR + 4.25%), 3/28/25	$373	$ 333,162
iHeartCommunications, Inc.:
Term Loan, 8.217%, (SOFR + 3.00%), 5/1/26	438	381,210
Term Loan, 8.447%, (SOFR + 3.23%), 5/1/26	223	194,146
Magnite, Inc., Term Loan, 10.283%, (USD LIBOR + 5.00%), 4/28/28(9)	932	931,063
Mission Broadcasting, Inc., Term Loan, 7.67%, (1 mo. USD LIBOR + 2.50%), 6/2/28	270	269,917
MJH Healthcare Holdings, LLC, Term Loan, 8.703%, (SOFR + 3.50%), 1/28/29	247	244,561
Nexstar Broadcasting, Inc., Term Loan, 7.717%, (SOFR + 2.50%), 9/18/26	1,795	1,793,915
Recorded Books, Inc., Term Loan, 9.084%, (SOFR + 4.00%), 8/29/25	1,188	1,189,546
Sinclair Television Group, Inc.:
Term Loan, 7.717%, (SOFR + 2.50%), 9/30/26	1,449	1,294,674
Term Loan, 8.20%, (1 mo. USD LIBOR + 3.00%), 4/1/28	1,780	1,444,358
Univision Communications, Inc.:
Term Loan, 7.943%, (1 mo. USD LIBOR + 2.75%), 3/15/24	158	158,418
Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 3/15/26	3,000	2,979,257
		$ 11,214,227
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan, 21.268%, (3 mo. USD LIBOR + 16.00%), 18.268% cash, 3.00% PIK, 9/16/25	$24	$ 24,405
Dynacast International, LLC, Term Loan, 9.825%, (SOFR + 4.50%), 7/22/25	850	794,682
PMHC II, Inc., Term Loan, 9.304%, (SOFR + 4.25%), 4/23/29	1,741	1,539,744
WireCo WorldGroup, Inc., Term Loan, 9.50%, (1 mo. USD LIBOR + 4.25%), 11/13/28	396	395,334
Zekelman Industries, Inc., Term Loan, 7.197%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,195	1,187,734
		$ 3,941,899

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels — 1.0%
Freeport LNG Investments, LLLP, Term Loan, 8.75%, (3 mo. USD LIBOR + 3.50%), 12/21/28	$1,054	$ 1,035,417
GIP II Blue Holding, L.P., Term Loan, 9.717%, (SOFR + 4.50%), 9/29/28	872	876,270
ITT Holdings, LLC, Term Loan, 7.967%, (SOFR + 2.75%), 7/10/28	988	980,907
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.539%, (SOFR + 3.25%), 10/5/28	882	882,752
Oxbow Carbon, LLC, Term Loan, 9.272%, (SOFR + 4.00%), 5/10/30(9)	550	541,750
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.193%, (1 mo. USD LIBOR + 8.00%), 8/27/26	215	214,375
UGI Energy Services, LLC, Term Loan, 8.453%, (SOFR + 3.25%), 2/22/30	1,167	1,160,133
		$ 5,691,604
Personal Products — 0.2%
Olaplex, Inc., Term Loan, 8.703%, (SOFR + 3.50%), 2/23/29	$995	$ 936,508
		$ 936,508
Pharmaceuticals — 1.7%
Akorn, Inc., Term Loan, 0.00%, 10/1/25(11)	$248	$ 260,553
Amneal Pharmaceuticals, LLC, Term Loan, 8.717%, (SOFR + 3.50%), 5/4/25	1,024	989,030
Bausch Health Companies, Inc., Term Loan, 10.426%, (SOFR + 5.25%), 2/1/27	3,285	2,487,702
Horizon Therapeutics USA, Inc., Term Loan, 7.089%, (SOFR + 2.00%), 5/22/26	668	668,378
Jazz Financing Lux S.a.r.l., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 5/5/28	2,771	2,771,432
Mallinckrodt International Finance S.A.:
Term Loan, 10.396%, (1 mo. USD LIBOR + 5.25%), 9/30/27	3,484	2,637,456
Term Loan, 10.646%, (1 mo. USD LIBOR + 5.50%), 9/30/27	375	283,704
		$ 10,098,255
Professional Services — 2.5%
APFS Staffing Holdings, Inc., Term Loan, 9.10%, (SOFR + 4.00%), 12/29/28	$247	$ 241,937
Camelot U.S. Acquisition, LLC:
Term Loan, 8.217%, (SOFR + 3.00%), 10/30/26	1,102	1,101,008
Term Loan, 8.217%, (SOFR + 3.00%), 10/30/26	416	416,122
CoreLogic, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 3.50%), 6/2/28	2,572	2,328,798
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Corporation Service Company, Term Loan, 8.453%, (SOFR + 3.25%), 11/2/29	$310	$ 311,306
Deerfield Dakota Holding, LLC, Term Loan, 8.992%, (SOFR + 3.75%), 4/9/27	1,084	1,052,699
EAB Global, Inc., Term Loan, 8.872%, (3 mo. USD LIBOR + 3.50%), 8/16/28	2,346	2,319,898
Employbridge Holding Company, Term Loan, 9.928%, (3 mo. USD LIBOR + 4.75%), 7/19/28	1,130	914,069
Neptune Bidco US, Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29	1,450	1,281,136
Rockwood Service Corporation, Term Loan, 9.217%, (SOFR + 4.00%), 1/23/27	902	904,578
Trans Union, LLC:
Term Loan, 6.953%, (SOFR + 1.75%), 11/16/26	1,075	1,073,228
Term Loan, 7.467%, (SOFR + 2.25%), 12/1/28	1,730	1,727,729
Vaco Holdings, LLC, Term Loan, 10.587%, (SOFR + 5.00%), 1/21/29(9)	739	676,187
		$ 14,348,695
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.967%, (SOFR + 2.75%), 8/21/25	$217	$ 214,801
Term Loan, 8.453%, (SOFR + 3.25%), 1/31/30	273	265,474
RE/MAX International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 2.50%), 7/21/28	1,152	1,114,076
		$ 1,594,351
Road & Rail — 1.5%
Grab Holdings, Inc., Term Loan, 9.70%, (1 mo. USD LIBOR + 4.50%), 1/29/26	$959	$ 959,742
Hertz Corporation (The):
Term Loan, 8.467%, (1 mo. USD LIBOR + 3.25%), 6/30/28	1,574	1,575,061
Term Loan, 8.467%, (SOFR + 3.25%), 6/30/28	303	302,897
Kenan Advantage Group, Inc., Term Loan, 9.477%, (SOFR + 3.75%), 3/24/26	1,438	1,434,754
PODS, LLC, Term Loan, 8.217%, (SOFR + 3.00%), 3/31/28	1,072	1,050,599
Uber Technologies, Inc., Term Loan, 8.018%, (SOFR + 2.75%), 3/3/30	3,319	3,323,206
		$ 8,646,259
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc., Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(9)	$3,022	$ 2,985,467
Bright Bidco B.V., Term Loan, 5.676%, (SOFR + 1.00%), 10/31/27	217	116,287

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., Term Loan, 7.939%, (SOFR + 2.75%), 8/17/29	$2,320	$ 2,319,962
Ultra Clean Holdings, Inc., Term Loan, 8.943%, (1 mo. USD LIBOR + 3.75%), 8/27/25	479	480,103
		$ 5,901,819
Software — 15.2%
Applied Systems, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/18/26	$4,437	$ 4,447,671
AppLovin Corporation, Term Loan, 8.453%, (SOFR + 3.35%), 8/15/25	2,069	2,071,056
Aptean, Inc., Term Loan, 9.453%, (SOFR + 4.25%), 4/23/26	3,124	3,073,093
Astra Acquisition Corp.:
Term Loan, 10.443%, (1 mo. USD LIBOR + 5.25%), 10/25/28	876	613,893
Term Loan - Second Lien, 14.092%, (SOFR + 8.88%), 10/25/29	1,375	751,486
Banff Merger Sub, Inc., Term Loan, 8.967%, (SOFR + 3.75%), 10/2/25	2,020	2,005,966
Cast and Crew Payroll, LLC, Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 2/9/26	990	977,912
CDK Global, Inc., Term Loan, 9.492%, (SOFR + 4.25%), 7/6/29	3,284	3,277,902
CentralSquare Technologies, LLC, Term Loan, 9.142%, (3 mo. USD LIBOR + 3.75%), 8/29/25	488	458,266
Ceridian HCM Holding, Inc., Term Loan, 7.976%, (3 mo. USD LIBOR + 2.50%), 4/30/25	2,422	2,423,790
Cloud Software Group, Inc., Term Loan, 9.842%, (SOFR + 4.50%), 3/30/29(9)	998	935,467
Cloudera, Inc.:
Term Loan, 8.953%, (SOFR + 3.75%), 10/8/28	1,627	1,592,328
Term Loan - Second Lien, 11.202%, (SOFR + 6.00%), 10/8/29	600	546,000
ConnectWise, LLC, Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 9/29/28	886	864,936
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28	1,132	1,082,587
Cornerstone OnDemand, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/16/28	1,659	1,540,369
Delta TopCo, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27	858	830,703
E2open, LLC, Term Loan, 8.764%, (USD LIBOR + 3.50%), 2/4/28(9)	2,049	2,040,105
ECI Macola Max Holding, LLC, Term Loan, 9.254%, (SOFR + 3.75%), 11/9/27	2,329	2,314,685
Epicor Software Corporation, Term Loan, 8.467%, (SOFR + 3.25%), 7/30/27	4,664	4,613,416
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Finastra USA, Inc.:
Term Loan, 9.205%, (USD LIBOR + 3.50%), 6/13/24(9)	$3,544	$ 3,412,767
Term Loan - Second Lien, 12.981%, (6 mo. USD LIBOR + 7.25%), 6/13/25	1,000	908,672
Fiserv Investment Solutions, Inc., Term Loan, 9.129%, (SOFR + 4.00%), 2/18/27	388	378,300
GoTo Group, Inc., Term Loan, 9.943%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,079	1,306,150
Greeneden U.S. Holdings II, LLC, Term Loan, 9.193%, (SOFR + 4.00%), 12/1/27	489	488,078
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	3,434	3,406,035
IGT Holding IV AB, Term Loan, 8.712%, (SOFR + 3.40%), 3/31/28	1,075	1,065,841
Imperva, Inc., Term Loan, 9.337%, (3 mo. USD LIBOR + 4.00%), 1/12/26	365	331,291
Ivanti Software, Inc., Term Loan, 9.42%, (1 mo. USD LIBOR + 4.25%), 12/1/27	553	469,400
Magenta Buyer, LLC:
Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28	2,478	1,873,029
Term Loan - Second Lien, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29	1,475	973,500
Marcel LUX IV S.a.r.l.:
Term Loan, 8.436%, (SOFR + 3.25%), 3/15/26	2,124	2,121,652
Term Loan, 9.186%, (SOFR + 4.00%), 12/31/27	61	61,333
Maverick Bidco, Inc., Term Loan, 9.057%, (SOFR + 3.75%), 5/18/28	616	593,090
McAfee, LLC, Term Loan, 9.01%, (SOFR + 3.75%), 3/1/29	2,549	2,441,817
Mediaocean, LLC, Term Loan, 8.703%, (SOFR + 3.50%), 12/15/28	518	492,732
NortonLifeLock, Inc., Term Loan, 7.203%, (SOFR + 2.00%), 9/12/29	687	682,906
Open Text Corporation, Term Loan, 8.703%, (SOFR + 3.50%), 1/31/30	2,313	2,320,810
Panther Commercial Holdings, L.P., Term Loan, 9.443%, (1 mo. USD LIBOR + 4.25%), 1/7/28	1,593	1,563,243
Polaris Newco, LLC, Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 6/2/28	1,542	1,420,552
Proofpoint, Inc., Term Loan, 8.467%, (SOFR + 3.25%), 8/31/28	3,302	3,235,740
Quartz Acquireco, LLC, Term Loan, 6/28/30(8)	750	750,937
Quest Software US Holdings, Inc., Term Loan, 9.445%, (SOFR + 4.25%), 2/1/29	2,481	1,939,717
RealPage, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 4/24/28	2,758	2,700,357

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Redstone Holdco 2, L.P., Term Loan, 10.005%, (3 mo. USD LIBOR + 4.75%), 4/27/28	$2,063	$ 1,723,243
Skillsoft Corporation, Term Loan, 10.511%, (SOFR + 5.25%), 7/14/28	632	557,073
SolarWinds Holdings, Inc., Term Loan, 8.853%, (SOFR + 3.75%), 2/5/27	1,621	1,623,268
Sophia, L.P.:
Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 10/7/27	2,944	2,917,914
Term Loan, 9.353%, (SOFR + 4.25%), 10/7/27	497	494,378
SS&C Technologies, Inc.:
Term Loan, 7.453%, (SOFR + 2.25%), 3/22/29	220	219,749
Term Loan, 7.453%, (SOFR + 2.25%), 3/22/29	332	331,205
Turing Midco, LLC, Term Loan, 7.693%, (1 mo. USD LIBOR + 2.50%), 3/24/28	209	208,063
Ultimate Software Group, Inc. (The):
Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26	2,407	2,365,093
Term Loan, 8.895%, (SOFR + 3.75%), 5/4/26	1,299	1,283,428
Term Loan - Second Lien, 10.271%, (SOFR + 5.25%), 5/3/27	500	485,312
Veritas US, Inc., Term Loan, 10.217%, (1 mo. USD LIBOR + 5.00%), 9/1/25	1,260	1,033,792
Vision Solutions, Inc., Term Loan, 9.255%, (3 mo. USD LIBOR + 4.00%), 4/24/28	983	935,359
VS Buyer, LLC, Term Loan, 8.524%, (SOFR + 3.25%), 2/28/27	3,246	3,214,905
		$ 88,792,362
Specialty Retail — 2.8%
Belron Finance US, LLC, Term Loan, 7.832%, (SOFR + 2.75%), 4/18/29	$825	$ 826,547
David's Bridal, Inc.:
Term Loan, 0.00%, 6/23/24(4)(11)	252	0
Term Loan, 0.00%, 12/31/24(4)(11)	306	0
Great Outdoors Group, LLC, Term Loan, 8.943%, (1 mo. USD LIBOR + 3.75%), 3/6/28	2,519	2,503,565
Harbor Freight Tools USA, Inc., Term Loan, 7.967%, (SOFR + 2.75%), 10/19/27	3,308	3,268,561
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29	668	664,732
Les Schwab Tire Centers, Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 11/2/27	3,940	3,923,497
LIDS Holdings, Inc., Term Loan, 10.868%, (SOFR + 5.50%), 12/14/26	345	324,594
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28	$1,843	$ 1,810,449
PetSmart, Inc., Term Loan, 8.953%, (SOFR + 3.75%), 2/11/28	2,843	2,845,843
		$ 16,167,788
Trading Companies & Distributors — 2.3%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 7.396%, (1 mo. USD LIBOR + 2.25%), 12/1/27	$1,097	$ 1,096,618
Term Loan, 7.577%, (SOFR + 2.50%), 6/22/28	1,493	1,494,322
Core & Main, L.P., Term Loan, 7.686%, (SOFR + 2.50%), 7/27/28(9)	1,007	1,004,545
DXP Enterprises, Inc., Term Loan, 10.444%, (SOFR + 5.25%), 12/23/27	639	642,118
Electro Rent Corporation, Term Loan, 10.83%, (SOFR + 5.50%), 11/1/24	1,843	1,766,597
Hillman Group, Inc. (The):
Term Loan, 3.16%, (1 mo. USD LIBOR + 2.75%), 7/14/28(10)	46	46,215
Term Loan, 7.717%, (1 mo. USD LIBOR + 2.75%), 7/14/28	190	189,838
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27	392	377,051
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28	3,010	2,568,613
SRS Distribution, Inc.:
Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 6/2/28	712	698,511
Term Loan, 8.703%, (SOFR + 3.50%), 6/2/28	321	314,653
White Cap Buyer, LLC, Term Loan, 8.853%, (SOFR + 3.75%), 10/19/27	2,003	1,989,185
Windsor Holdings III, LLC, Term Loan, 6/21/30(8)	1,050	1,034,906
		$ 13,223,172
Transportation Infrastructure — 0.3%
Brown Group Holding, LLC:
Term Loan, 7.702%, (SOFR + 2.50%), 6/7/28	$389	$ 383,884
Term Loan, 8.852%, (SOFR + 3.75%), 7/2/29(9)	223	223,153
KKR Apple Bidco, LLC, Term Loan, 7.967%, (SOFR + 2.75%), 9/23/28	1,135	1,127,515
		$ 1,734,552

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 8.981%, (1 mo. USD LIBOR + 3.25%), 5/28/24	$1,364	$ 1,256,802
		$ 1,256,802
Total Senior Floating-Rate Loans (identified cost $513,956,511)		$495,008,239

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	118,649	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(4)(5)(6)	3,427	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(12)	20,470,490	$ 20,470,490
Total Short-Term Investments (identified cost $20,470,490)		$ 20,470,490
Total Investments — 98.8% (identified cost $602,672,533)		$575,391,980
Less Unfunded Loan Commitments — (0.0)%(3)		$ (49,993)
Net Investments — 98.8% (identified cost $602,622,540)		$575,341,987
Other Assets, Less Liabilities — 1.2%		$ 7,333,033
Net Assets — 100.0%		$582,675,020

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $51,871,185 or 8.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after June 30, 2023, at which time the interest rate will be determined.
(9)	The stated interest rate represents the weighted average interest rate at June 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2023, the total value of unfunded loan commitments is $49,153. See Note 1F for description.
(11)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $582,152,050)	$ 554,871,497
Affiliated investments, at value (identified cost $20,470,490)	20,470,490
Cash	7,281,189
Interest receivable	3,280,055
Dividends receivable from affiliated investments	95,529
Receivable for investments sold	2,180,808
Receivable for Fund shares sold	725,496
Prepaid upfront fees on notes payable	66,980
Prepaid expenses	8,195
Other assets	193,101
Total assets	$589,173,340
Liabilities
Payable for investments purchased	$ 5,519,320
Payable for Fund shares redeemed	114,273
Payable to affiliates:
Investment adviser fee	270,912
Distribution fees	117,744
Trustees' fees	9,525
Payable for shareholder servicing fees	157,402
Accrued expenses	309,144
Total liabilities	$ 6,498,320
Net Assets	$582,675,020
Sources of Net Assets
Paid-in capital	$ 649,330,451
Accumulated loss	(66,655,431)
Net Assets	$582,675,020
Initial Class Shares
Net Assets	$ 576,383,900
Shares Outstanding	67,416,461
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.55
ADV Class Shares
Net Assets	$ 6,290,171
Shares Outstanding	735,000
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.56
Institutional Class Shares
Net Assets	$ 949
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.55

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income	$ 315,601
Dividend income from affiliated investments	720,434
Interest and other income	25,149,819
Total investment income	$26,185,854
Expenses
Investment adviser fee	$ 1,651,939
Distribution fees:
Initial Class	711,561
Shareholder servicing fees:
Initial Class	652,153
ADV Class	6,052
Trustees’ fees and expenses	17,265
Custodian fee	112,501
Transfer and dividend disbursing agent fees	5,933
Legal and accounting services	54,459
Printing and postage	485
Interest expense and fees	85,943
Miscellaneous	15,403
Total expenses	$ 3,313,694
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 24,845
Total expense reductions	$ 24,845
Net expenses	$ 3,288,849
Net investment income	$22,897,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (6,878,751)
Net realized loss	$ (6,878,751)
Change in unrealized appreciation (depreciation):
Investments	$ 14,198,899
Net change in unrealized appreciation (depreciation)	$14,198,899
Net realized and unrealized gain	$ 7,320,148
Net increase in net assets from operations	$30,217,153

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 22,897,005	$ 27,946,430
Net realized loss	(6,878,751)	(9,856,382)
Net change in unrealized appreciation (depreciation)	14,198,899	(38,022,125)
Net increase (decrease) in net assets from operations	$ 30,217,153	$ (19,932,077)
Distributions to shareholders:
Initial Class	$ (22,727,529)	$ (27,730,965)
ADV Class	(221,571)	(218,589)
Institutional Class	(41)	(49)
Total distributions to shareholders	$ (22,949,141)	$ (27,949,603)
Transactions in shares of beneficial interest:
Initial Class	$ 671,764	$ 2,444,990
ADV Class	1,898,764	394,037
Net increase in net assets from Fund share transactions	$ 2,570,528	$ 2,839,027
Net increase (decrease) in net assets	$ 9,838,540	$ (45,042,653)
Net Assets
At beginning of period	$ 572,836,480	$ 617,879,133
At end of period	$582,675,020	$572,836,480

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Financial Highlights

	Initial Class
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.440	$ 9.090	$ 9.030	$ 9.150	$ 8.920	$ 9.270
Income (Loss) From Operations
Net investment income(1)	$ 0.337	$ 0.395	$ 0.264	$ 0.291	$ 0.393	$ 0.352
Net realized and unrealized gain (loss)	0.110	(0.645)	0.060	(0.122)	0.230	(0.352)
Total income (loss) from operations	$ 0.447	$ (0.250)	$ 0.324	$ 0.169	$ 0.623	$ —
Less Distributions
From net investment income	$ (0.337)	$ (0.400)	$ (0.264)	$ (0.289)	$ (0.393)	$ (0.350)
Total distributions	$ (0.337)	$ (0.400)	$ (0.264)	$ (0.289)	$ (0.393)	$ (0.350)
Net asset value — End of period	$ 8.550	$ 8.440	$ 9.090	$ 9.030	$ 9.150	$ 8.920
Total Return(2)(3)	5.38% (4)	(2.74)%	3.63%	2.00%	7.08%	(0.07)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$576,384	$568,517	$613,623	$495,426	$641,189	$712,486
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.15% (5)(6)	1.17% (6)	1.17%	1.20%	1.19%	1.17%
Net investment income	7.97% (5)	4.53%	2.90%	3.33%	4.31%	3.79%
Portfolio Turnover	12% (4)	32%	35%	33%	29%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.450	$ 9.090	$ 9.040	$ 9.160	$ 8.920	$ 9.280
Income (Loss) From Operations
Net investment income(1)	$ 0.350	$ 0.422	$ 0.287	$ 0.316	$ 0.414	$ 0.374
Net realized and unrealized gain (loss)	0.108	(0.639)	0.050	(0.125)	0.242	(0.360)
Total income (loss) from operations	$ 0.458	$(0.217)	$ 0.337	$ 0.191	$ 0.656	$ 0.014
Less Distributions
From net investment income	$ (0.348)	$ (0.423)	$ (0.287)	$ (0.311)	$ (0.416)	$ (0.374)
Total distributions	$(0.348)	$(0.423)	$(0.287)	$(0.311)	$(0.416)	$(0.374)
Net asset value — End of period	$ 8.560	$ 8.450	$ 9.090	$ 9.040	$ 9.160	$ 8.920
Total Return(2)(3)	5.50% (4)	(2.37)%	3.77%	2.26%	7.47%	0.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,290	$ 4,319	$ 4,255	$ 4,114	$ 6,424	$ 4,324
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.90% (5)(6)	0.92% (6)	0.92%	0.95%	0.94%	0.92%
Net investment income	8.27% (5)	4.84%	3.16%	3.60%	4.53%	4.03%
Portfolio Turnover	12% (4)	32%	35%	33%	29%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.440	$ 9.090	$ 9.030	$ 9.150	$ 8.920	$ 9.270
Income (Loss) From Operations
Net investment income(1)	$ 0.366	$ 0.441	$ 0.303	$ 0.343	$ 0.441	$ 0.396
Net realized and unrealized gain (loss)	0.110	(0.649)	0.060	(0.119)	0.230	(0.341)
Total income (loss) from operations	$ 0.476	$(0.208)	$ 0.363	$ 0.224	$ 0.671	$ 0.055
Less Distributions
From net investment income	$ (0.366)	$ (0.442)	$ (0.303)	$ (0.344)	$ (0.441)	$ (0.405)
Total distributions	$(0.366)	$(0.442)	$(0.303)	$(0.344)	$(0.441)	$(0.405)
Net asset value — End of period	$ 8.550	$ 8.440	$ 9.090	$ 9.030	$ 9.150	$ 8.920
Total Return(2)(3)	5.73% (4)	(2.26)%	4.07%	2.64%	7.65%	0.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.65% (5)(6)	0.62% (6)	0.64%	0.67%	0.67%	0.68%
Net investment income	8.65% (5)	5.07%	3.33%	3.92%	4.83%	4.27%
Portfolio Turnover	12% (4)	32%	35%	33%	29%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At June 30, 2023, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $36,199,858 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $4,396,888 are short-term and $31,802,970 are long-term.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 602,830,366
Gross unrealized appreciation	$ 3,169,043
Gross unrealized depreciation	(30,657,422)
Net unrealized depreciation	$ (27,488,379)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%
For the six months ended June 30, 2023, the investment adviser fee amounted to $1,651,939 or 0.575% (annualized) of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $24,845 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2023 amounted to $711,561. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2023, shareholder servicing fees were equivalent to 0.25% per annum of each class' average daily net assets and amounted to $652,153 and $6,052 for Initial Class and ADV Class, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $79,204,122 and $66,321,033, respectively, for the six months ended June 30, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Initial Class
Sales	6,009,528	$ 51,157,712	49,060,601	$ 431,809,294
Issued to shareholders electing to receive payments of distributions in Fund shares	2,663,784	22,720,959	3,225,731	27,757,301
Redemptions	(8,605,472)	(73,206,907)	(52,472,264)	(457,121,605)
Net increase (decrease)	67,840	$ 671,764	(185,932)	$ 2,444,990
ADV Class
Sales	248,192	$ 2,106,411	194,229	$ 1,717,137
Issued to shareholders electing to receive payments of distributions in Fund shares	25,941	221,352	25,424	218,910
Redemptions	(50,191)	(428,999)	(176,534)	(1,542,010)
Net increase	223,942	$ 1,898,764	43,119	$ 394,037
There were no transactions in Institutional Class shares for the six months ended June 30, 2023 and the year ended December 31, 2022.
At June 30, 2023, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 71.4%.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Credit Facility
The Fund participates with other portfolios managed by EVM and its affiliates in a $600 million ($700 million prior to March 6, 2023) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 4, 2024. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Fund’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $44,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at June 30, 2023 is $66,980 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the Credit Facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2023.
9  Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $20,470,490, which represents 3.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$36,449,245	$74,125,895	$(90,104,650)	$ —	$ —	$20,470,490	$720,434	20,470,490
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 16,177,388	$ —	$ 16,177,388
Common Stocks	82,885	2,481,895	169,479	2,734,259
Corporate Bonds	—	37,304,854	—	37,304,854
Exchange-Traded Funds	3,182,120	—	—	3,182,120
Preferred Stocks	—	514,630	0	514,630
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	494,170,196	788,050	494,958,246

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Warrants	$ —	$ 0	$ 0	$ 0
Short-Term Investments	20,470,490	—	—	20,470,490
Total Investments	$ 23,735,495	$ 550,648,963	$ 957,529	$575,341,987
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2023 is not presented.
11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period.  The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees.  Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee.  Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”).  (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance VT Floating-Rate Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. In this regard, the Board considered the experience of the Adviser’s large group of bank loan investment professionals and other personnel who manage other accounts, including other Eaton Vance Funds, that invest in senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2023